Share-based payment arrangements - Stock options activity (Details) - 2018 Long Term Incentive Plan - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding at Beginning	23,578,470	25,908,778
Forfeited during the year	(1,834,219)	(1,314,134)
Expired during the year	(821,945)	(123,666)
Exercised during the year	(1,269,953)	(5,849,945)
Granted during the year	4,713,315	4,957,437
Outstanding at Ending	24,365,668	23,578,470
Options exercisable at December 31	15,761,157	15,876,940
Weighted average exercise price
Outstanding at Beginning	$ 6.76	$ 4.14
Forfeited during the year	12.89	8.61
Expired during the year	3.28	7.52
Exercised during the year	0.41	1.37
Granted during the year	6.67	14.63
Outstanding at Ending	6.73	6.76
Options exercisable at December 31	$ 5.67	$ 4.48